Significant Transactions -- Lendmark Sale (Details) (10-Q) $ in Millions				9 Months Ended
	Nov. 15, 2015 BranchOffices	Nov. 13, 2015 BranchOffices	Nov. 12, 2015 USD ($) BranchOffices	Sep. 30, 2016	Aug. 03, 2016 USD ($)	May 13, 2016	May 02, 2016 USD ($)	Mar. 31, 2016 USD ($)	Sep. 30, 2015 USD ($)
Business Acquisition [Line Items]
Number of extensions						2
Number of Additional Months need in Extensions				3 months
Sale of Branches to Lendmark [Member]
Business Acquisition [Line Items]
Consideration, percent of aggregate unpaid loan balance			103.00%
Number of days to close		120 days
Number of branches divested | BranchOffices			127
Aggregate purchase price							$ 624
Sale of Branches to Lendmark [Member] | Maximum [Member]
Business Acquisition [Line Items]
Purchase price threshold for limitations on sale			$ 695,000,000
Real Estate Sale [Member]
Business Acquisition [Line Items]
Aggregate purchase price					$ 246
Consumer Loan [Member] | Sale of Branches to Lendmark [Member]
Business Acquisition [Line Items]
Loans receivable held for sale									$ 608
Finance receivable, unpaid principal balance, to be sold								$ 600
OneMain [Member]
Business Acquisition [Line Items]
Number of branches divested | BranchOffices	127	127